RELATED PARTIES (Parent Company Related Parties Other Income and Expense) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total included in other income/(expense)	$ 131	$ (1,617)	$ (3,117)
OSG Ship Management UK Ltd. [Member]
General and administrative expenses reimbursed to OSG Ship Management (UK) Ltd.		(1,691)	(3,293)
OSG Ship Management Manila Inc. [Member]
Intereset income on intercompany loan with OSG Ship Management Manila Inc.	$ 131	$ 74	$ 176